Acquisitions - Narrative (Details) $ / shares in Units, $ in Thousands					3 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 05, 2024 USD ($) Film	May 13, 2024 USD ($) $ / shares shares	Dec. 27, 2023 USD ($)	Jul. 15, 2021 USD ($) Titles	Dec. 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 25, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 26, 2021 USD ($)	Sep. 30, 2023	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)
Business Acquisition [Line Items]
Acquisition related costs											$ 9,400
Purchase of feature film titles													200
Aggregate cash price			$ 385,100
Finite-Lived Intangible Asset, Useful Life						5 years					5 years
Income (loss) before income taxes					$ 11,600		$ (38,500)		$ (136,700)	$ (36,000)	$ (72,700)		$ 5,400	$ (7,323)	$ 11,200	$ (10,272)
Net revenues											2,986,400		3,083,800		2,716,300
Number of films, acquired | Film	46
Gain (loss) recognized upon initial consolidation	$ 0
Total assets					5,374,500	$ 5,103,000		$ 5,374,500	5,374,500		5,103,000		4,412,700
Total liabilities					$ 6,324,600	$ 6,129,900		6,324,600	6,324,600		$ 6,129,900		$ 4,848,000
Proceeds from reverse recapitalization transaction								330,000
Proceeds from Issuance of private placement		$ 254,300						$ 254,300	$ 254,300
Proceeds due from the PIPE investment		$ 20,000
Common shares, shares issued (in shares) | shares					288,700,000	253,400,000		288,700,000	288,700,000		253,400,000		253,400,000
Screaming Eagle Acquisition Corp, Sponsor Options
Business Acquisition [Line Items]
Common shares, shares issued (in shares) | shares		2,200,000
Sponsor Option Agreement
Business Acquisition [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001
Sponsor Securities Repurchase
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares		$ 1
Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Total assets					$ 72,600			$ 72,600	$ 72,600
Total liabilities					12,300			12,300	12,300
CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Purchase price consideration	$ 35,000
Percentage of voting interest	51.00%
Ownership percentage by noncontrolling owners	49.00%
Asset acquisition, purchase price	$ 68,600
Studio Business | Screaming Eagle
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners		12.20%
E One
Business Acquisition [Line Items]
Income (loss) before income taxes											$ 113,800
Net revenues											4,900
LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Purchase price consideration	$ 35,000
Finite-Lived Intangible Asset, Useful Life																	10 years
Income (loss) before income taxes					(14,500)		$ (102,700)		(243,500)	(1,054,300)	(1,181,300)		$ (1,997,500)		(177,000)
Number of films, acquired | Film	46
Total assets					7,167,300	$ 7,092,700		7,167,300	7,167,300		7,092,700		7,426,200
Total liabilities					7,323,700	$ 7,279,900		7,323,700	7,323,700		$ 7,279,900		$ 6,296,600
Proceeds from reverse recapitalization transaction		$ 330,000
Proceeds from Issuance of private placement		254,300
Proceeds due from the PIPE investment		$ 20,000
Proceeds from issuance or sale of equity									278,200
Sale of noncontrolling interest in Lionsgate Studios Corp. (see Note 2)					3,400				(278,200)
LIONS GATE ENTERTAINMENT CORP [Member] | Accumulated Other Comprehensive Income
Business Acquisition [Line Items]
Sale of noncontrolling interest in Lionsgate Studios Corp. (see Note 2)									11,300
LIONS GATE ENTERTAINMENT CORP [Member] | Noncontrolling Interests
Business Acquisition [Line Items]
Sale of noncontrolling interest in Lionsgate Studios Corp. (see Note 2)					(600)				100,200
LIONS GATE ENTERTAINMENT CORP [Member] | Screaming Eagle Acquisition Corp, Sponsor Options
Business Acquisition [Line Items]
Common shares, shares issued (in shares) | shares		2,200,000
LIONS GATE ENTERTAINMENT CORP [Member] | Sponsor Option Agreement
Business Acquisition [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001
LIONS GATE ENTERTAINMENT CORP [Member] | Sponsor Securities Repurchase
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares		$ 16.05
LIONS GATE ENTERTAINMENT CORP [Member] | Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Total assets					72,600			72,600	72,600
Total liabilities					$ 12,300			$ 12,300	12,300
LIONS GATE ENTERTAINMENT CORP [Member] | CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	49.00%
LIONS GATE ENTERTAINMENT CORP [Member] | Studio Business
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners		12.20%
Ownership percentage, parent		87.80%
LIONS GATE ENTERTAINMENT CORP [Member] | Studio Business | Screaming Eagle
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners		12.20%
Minimum
Business Acquisition [Line Items]
Estimated useful life											5 years
Finite-Lived Intangible Asset, Useful Life						5 years					5 years			2 years
Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life						5 years					5 years
Maximum
Business Acquisition [Line Items]
Estimated useful life											10 years
Finite-Lived Intangible Asset, Useful Life						15 years					15 years			15 years
Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life						16 years					16 years
Entertainment One Television and Film Business ("eOne")
Business Acquisition [Line Items]
Purchase price consideration			373,100						373,100
Pro forma impairment of goodwill and trade name at eOne									296,200
Entertainment One Television and Film Business ("eOne") | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Purchase price consideration			$ 385,100						$ 373,100
Revenue since acquisition date						$ 113,800
Loss before income taxes since acquisition date						$ 4,900
Acquisition related costs											$ 9,400
Pro forma impairment of goodwill and trade name at eOne										$ 296,200	$ 296,200
Entertainment One Television and Film Business ("eOne") | Trade Names
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			5 years
Entertainment One Television and Film Business ("eOne") | Trade Names | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			5 years
Entertainment One Television and Film Business ("eOne") | Minimum | Film and Television Library
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			5 years
Entertainment One Television and Film Business ("eOne") | Minimum | Film and Television Library | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			5 years
Entertainment One Television and Film Business ("eOne") | Maximum | Film and Television Library
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			10 years
Entertainment One Television and Film Business ("eOne") | Maximum | Film and Television Library | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			10 years
CP LG Library Holding, LLC [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired	51.00%
Spyglass Library
Business Acquisition [Line Items]
Number of titles acquired | Titles				200
CP LG Library Holdings, LLC | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Asset acquisition, purchase price	$ 68,600
CP LG Library Holdings, LLC | Film and Television Library | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Asset acquisition, purchase price	$ 48,300
Spyglass | Spyglass Library | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Purchase price of asset acquisition and preferred equity interest				$ 191,400
Cash paid at closing for asset acquisition and preferred equity interest				$ 171,400								$ 10,000			$ 10,000
Asset acquisition and preferred equity interest, deferred purchase consideration																		$ 10,000	$ 10,000